CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2016			$ 342,190,645	$ 25,723,900	$ 17,353,725	$ (382,897,065)	$ 443,173
Balance (in shares) at Dec. 31, 2016		89,710,604
Net income for the period						89,510,876
Other comprehensive loss							(331,634)
Stock option compensation (Note 9)					5,108,493
Fair value of options exercised			2,052,575		(2,052,575)
Common shares issued for:
Option exercises (Note 9)			5,973,474
Option exercises (Note 9) (in shares)		2,073,435
Note conversions (Note 10)			27,793,190	(5,098,528)
Note conversions (Note 10) (in shares)		7,611,009
Balance at Dec. 31, 2017			378,009,884	20,625,372	20,409,643	(293,386,189)	111,539
Balance (in shares) at Dec. 31, 2017		99,395,048
Balance, September 30, 2018 at Dec. 31, 2017	$ 125,770,249
Net income for the period	67,780,068
Other comprehensive loss	0
Common shares issued for:
Cumulative effect of accounting change (Note 2)						111,539	$ (111,539)
Net income for the period						67,780,068
Stock option compensation (Note 9)					291,997
Balance, September 30, 2018 at Sep. 30, 2018	$ 193,842,314		$ 378,009,884	$ 20,625,372	$ 20,701,640	$ (225,494,582)
Balance, September 30, 2018 (in shares) at Sep. 30, 2018		99,395,048